Cost Method Investment (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Cost Method Investment [Abstract]
Interest rate of equity security	10.00%
Investment cost	$ 3,346	$ 3,455
Impairment of the investment